LONG-TERM OPERATING COMMITMENTS - Other commitments (Details) - CGT Eletrosul R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Other Commitments
Total	R$ 134,929
2023
Other Commitments
Total	82,047
2024
Other Commitments
Total	76,247
2025
Other Commitments
Total	39,339
2026
Other Commitments
Total	34,709
After 2026
Other Commitments
Total	R$ 509,863